Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Matters [Abstract]
Schedule of bank's actual capital amounts and ratios
	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016
Total risk-based capital (to risk-weighted assets)	$42,543	19.52%	$17,434	8.0%	$21,793	10.0%

Tier I capital (to risk-weighted assets)	39,816	18.27	13,076	6.0	17,434	8.0

Common equity Tier I (to risk-weighted assets)	39,816	18.27	9,807	4.5	14,165	6.5

Tier I capital (to average assets)	39,816	12.58	12,662	4.0	15,828	5.0

Tangible capital (to adjusted tangible assets)	39,816	12.58	4,748	1.5	—	N/A

As of December 31, 2015
Total risk-based capital (to risk-weighted assets)	$41,631	19.15%	$17,387	8.0%	$21,734	10.0%

Tier I capital (to risk-weighted assets)	38,912	17.90	13,040	6.0	17,387	8.0

Common equity Tier I (to risk-weighted assets)	38,912	17.90	9,780	4.5	14,127	6.5

Tier I capital (to average assets)	38,912	12.82	12,139	4.0	15,174	5.0

Tangible capital (to adjusted tangible assets)	38,912	12.82	4,552	1.5	—	N/A

Schedule of reconciliation of bank equity amount for regulatory capital purposes
	2016	2015

Bank equity	$41,367	$42,429
Less net unrealized gain (loss)	(1,176)	790
Less disallowed goodwill	2,727	2,727

Tier 1 and common equity Tier 1 capital	39,816	38,912

Plus allowance for loan losses	2,727	2,719

Total risked-based capital	$42,543	$41,631